SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

The Company recorded interest income related to its short-term investments amounting to RMB5,712, RMB894 and nil for the years ended December 31, 2020, 2021 and 2022, respectively, in the consolidated statements of operations.